                                                  OPPENHEIMER BOND FUND/VA
                                 (a series of Oppenheimer Variable Account Funds)
                                       Supplement dated June 27, 2003 to the
                                           Prospectus dated May 1, 2003

         The Prospectus is changed as follows:

1.       Add the following at the end of the section  captioned,  "About the Fund's  Investments - Other Investment
     Strategies" on page 8:

         "Loans of Portfolio  Securities.  The Fund has entered into a Securities  Lending Agreement with
         JP  Morgan  Chase.  Under  that  agreement,  portfolio  securities  of the Fund may be loaned to brokers,  dealers and other financial  institutions.  The Securities  Lending Agreement provides that loans must be adequately  collateralized and may be made only in conformity with the Fund's
         Securities  Lending  Guidelines,  adopted  by the  Fund's  Board of  Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets."

June 27, 2003                                                       PS0630.013

                                         OPPENHEIMER HIGH INCOME FUND/VA
                                 (a series of Oppenheimer Variable Account Funds)
                                       Supplement dated June 27, 2003 to the
                                           Prospectus dated May 1, 2003

         The Prospectus is changed as follows:

1.       Add the following at the end of the section  captioned,  "About the Fund's  Investments - Other Investment
     Strategies" on page 7:

         "Loans of Portfolio  Securities.  The Fund has entered into a Securities  Lending Agreement with
         JP  Morgan  Chase.  Under  that  agreement,  portfolio  securities  of the Fund may be loaned to brokers,  dealers and other financial  institutions.  The Securities  Lending Agreement provides that loans must be adequately  collateralized and may be made only in conformity with the Fund's
         Securities  Lending  Guidelines,  adopted  by the  Fund's  Board of  Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets."

June 27, 2003                                                       PS0640.003

                                              OPPENHEIMER MAIN STREET FUND/VA
                                 (a series of Oppenheimer Variable Account Funds)
                                       Supplement dated June 27, 2003 to the
                                           Prospectus dated May 1, 2003

         The Prospectus is changed as follows:

1.       Add the following at the end of the section  captioned,  "About the Fund's  Investments - Other Investment
     Strategies" on page 6:

         "Loans of Portfolio  Securities.  The Fund has entered into a Securities  Lending Agreement with
         JP  Morgan  Chase.  Under  that  agreement,  portfolio  securities  of the Fund may be loaned to brokers,  dealers and other financial  institutions.  The Securities  Lending Agreement provides that loans must be adequately  collateralized and may be made only in conformity with the Fund's
         Securities  Lending  Guidelines,  adopted  by the  Fund's  Board of  Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets."

June 27, 2003                                                    PS0650.002

                                     OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
                                 (a series of Oppenheimer Variable Account Funds)
                                       Supplement dated June 27, 2003 to the
                                           Prospectus dated May 1, 2003

         The Prospectus is changed as follows:

1.       Add the following at the end of the section  captioned,  "About the Fund's  Investments - Other Investment
     Strategies" on page 6:

          "Loans of Portfolio  Securities.  The Fund has entered into a Securities Lending Agreement with
          JP Morgan  Chase.  Under  that  agreement,  portfolio  securities  of the Fund may be loaned to brokers,  dealers and other financial  institutions.  The Securities Lending Agreement provides that  loans  must be  adequately  collateralized  and may be made only in  conformity  with the
          Fund's Securities  Lending  Guidelines,  adopted by the Fund's Board of Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets."

June 27, 2003                                                     PS0297.005

                                       OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
                                 (a series of Oppenheimer Variable Account Funds)
                                       Supplement dated June 27, 2003 to the
                                           Prospectus dated May 1, 2003

         The Prospectus is changed as follows:

1.       The supplement dated May 2, 2003 is replaced with this supplement.

2.       Add the following at the end of the section  captioned,  "About the Fund's  Investments - Other Investment
     Strategies" on page 8:

         "Loans of Portfolio  Securities.  The Fund has entered into a Securities  Lending Agreement with
         JP  Morgan  Chase.  Under  that  agreement,  portfolio  securities  of the Fund may be loaned to brokers,  dealers and other financial  institutions.  The Securities  Lending Agreement provides that loans must be adequately  collateralized and may be made only in conformity with the Fund's
         Securities  Lending  Guidelines,  adopted  by the  Fund's  Board of  Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets."

3.       The following is added as the second sentence in the paragraph titled "Portfolio Managers" on page 10 of the Prospectus:

         "Christopher Leavy oversees the value team which assists Mr. Ferreira and Mr. Manioudakis."

4.       The following is added at the end of the paragraph titled "Portfolio Managers" on page 10 of the
     Prospectus:

         "Mr. Leavy is a Senior Vice President of the Manager.  Prior to joining the Manager in September
         2000,  Mr. Leavy was a portfolio  manager of Morgan  Stanley Dean Witter  Investment  Management
         (from 1997)."

June 27, 2003                                                    PS0670.007

                                        OPPENHEIMER STRATEGIC BOND FUND/VA
                                 (a series of Oppenheimer Variable Account Funds)
                                       Supplement dated June 27, 2003 to the
                                           Prospectus dated May 1, 2003

         The Prospectus is changed as follows:

1.       Add the following at the end of the section  captioned,  "About the Fund's  Investments - Other Investment
     Strategies" on page 8:

          "Loans of Portfolio  Securities.  The Fund has entered into a Securities Lending Agreement with
          JP Morgan  Chase.  Under  that  agreement,  portfolio  securities  of the Fund may be loaned to brokers,  dealers and other financial  institutions.  The Securities Lending Agreement provides that  loans  must be  adequately  collateralized  and may be made only in  conformity  with the
          Fund's Securities  Lending  Guidelines,  adopted by the Fund's Board of Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets."

June 27, 2003                                                   PS0265.003

                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
                      is an investment company consisting of 11 separate Funds (the "Funds"):
                                       Oppenheimer Aggressive Growth Fund/VA
                                             Oppenheimer Bond Fund/VA
                                     Oppenheimer Capital Appreciation Fund/VA
                                       Oppenheimer Global Securities Fund/VA
                                          Oppenheimer High Income Fund/VA
                                         Oppenheimer Main Street Fund(R)/VA
                    (named "Oppenheimer Main Street(R)Growth & Income Fund" prior to May 1, 2003)
                                    Oppenheimer Main Street Small Cap Fund(R)/VA
                                             Oppenheimer Money Fund/VA
                                      Oppenheimer Multiple Strategies Fund/VA
                                        Oppenheimer Strategic Bond Fund/VA
                                             Oppenheimer Value Fund/VA

                                       Supplement dated June 27, 2003 to the
                               Statement of Additional Information dated May 1, 2003

         The Statement of Additional Information is changed as follows:

1.       The supplement dated May 2, 2003 is replaced with this supplement.

2.       The section titled "Loans of Portfolio Securities" on page 20 is deleted and replaced with the following:

              "Loans of Portfolio  Securities.  Bond Fund/VA,  High Income Fund/VA, Main Street Fund(R)/VA,
              Main Street Small Cap Fund(R)/VA,  Multiple Strategies Fund/VA and Strategic Bond Fund/VA may
              lend their respective  portfolio  securities  pursuant to the Securities  Lending Agreement
              (the  "Securities  Lending  Agreement")  with JP Morgan Chase,  subject to the restrictions stated in the  Prospectuses.  The Funds will lend such  portfolio  securities to attempt to increase their income.  Under the Securities  Lending  Agreement and applicable  regulatory requirements  (which are subject to change),  the loan  collateral  must,  on each business day,  be at least  equal to the value of the loaned  securities  and must  consist of cash, bank  letters  of  credit  or  securities  of the  U.S.  government  (or  its  agencies  or instrumentalities),  or other cash  equivalents  in which that Fund is permitted to invest.
              To be acceptable as collateral,  letters of credit must obligate a bank to pay to JP Morgan
              Chase,  as  agent,  amounts  demanded  by the  Funds if the  demand  meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JP
              Morgan Chase and the Funds.  The Funds will  receive,  pursuant to the  Securities  Lending
              Agreement,  80% of all annual  net income  (i.e.,  net of  rebates  to the  Borrower)  from securities lending  transactions.  JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned  securities  and to be  responsible  for expenses relating  to  securities  lending.  The  Funds  will be  responsible,  however,  for  risks associated  with the investment of cash  collateral,  including the risk that the issuer of the  security in which the cash  collateral  has been  invested  defaults.  The  Securities
              Lending  Agreement  may be  terminated  by either JP Morgan  Chase or the Funds on 30 days'
              written  notice.  The terms of the Fund's loans must also meet  applicable  tests under the
              Internal Revenue Code and permit the Funds to reacquire loaned  securities on five business days' notice or in time to vote on any important matter."

3.       The  following  is  added  as the  sixth  sentence  in  the  paragraph  titled  "The  Investment  Advisory
     Agreements" on page 56 of the Statement of Additional Information:

              "For Multiple Strategies Fund/VA, this includes Christopher Leavy."

June 27, 2003                                                 PXOVAF.017